Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before taxes	€ (46,876)	€ (21,097)	€ (20,697)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization (including impairments) and depreciation	21,291	15,128	6,579
Interest income	(3)	(6)	(16)
Inventory write-off	1,795	0
Interest expense	851	1,400	2,029
Gain on the disposal of noncurrent assets	(18)		(532)
Expected credit loss allowances on trade receivables and contract assets	1,140	3,738	752
Share-based payment expenses	8,035	5,658	6,418
Real estate transfer tax expenses			1,200
Other non-cash items	(862)	(915)	(1,856)
Changes in operating assets and liabilities:
Inventories	5,741	(9,596)	(463)
Trade receivables and contract assets	4,191	(16,344)	(6,444)
Other assets	1,828	255	(1,169)
Trade payables	(20,484)	23,996	3,125
Other liabilities	1,632	6,245	3,299
Cash flow (used in)/from operating activities	(21,739)	8,462	(7,775)
Investing activities
Cash paid for investments in intangible assets	(2,787)	(6,657)	(7,280)
Cash paid for investments in property, plant and equipment	(2,915)	(9,890)	(296)
Grants received for investment in property, plant and equipment	168	390	793
Grants refunded related to disposed property, plant and equipment			(358)
Cash received from disposals of property, plant and equipment	171		21,300
Interest received	3	6	16
Cash flow (used in)/from investing activities	(5,360)	(16,151)	14,175
Financing activities
Cash received from the issuance of shares		22,430	41,899
Cash paid for acquisition of non-wholly owned subsidiary		(75)
Cash received from loans	1,772	438	721
Cash repayments of loans	(464)	(2,760)	(12,072)
Cash repayments of lease liabilities	(4,244)	(5,018)	(3,046)
Interest paid	(267)	(173)	(2,029)
Cash flow from financing activities	(3,203)	14,842	25,473
Changes in cash and cash equivalents	(30,302)	7,153	31,873
Cash and cash equivalents at the beginning of the period	48,156	41,095	9,222
Effect of movements in exchange rates on cash held	(36)	(92)
Cash and cash equivalents at the end of the period	€ 17,818	€ 48,156	€ 41,095